Segments	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segments
28	Segments

Effective in the first quarter of 2019, the Group changed its segment disclosure to separately report the financial results of its Enterprise Solutions business in light of the acquisition of Changyi on January 1, 2019. This segment primarily reflects the results of the Group’s SaaS products offering, which is conducted through Changyi Group, a group of companies acquired on January 1, 2019. At the same time, the Group named its pre-existing online marketing service business as Marketing Solution business. Therefore, the Group now reports two operating segments: 1) Marketing Solutions, and 2) Enterprise Solutions.

The table below provides a summary of the Group’s breakdown of net revenues by type of good or service and operating segment results for the years ended December 31, 2017, 2018 and 2019. The Group does not allocate any operating costs or assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments. There was no significant transaction between reportable segments for the years ended December 31, 2017, 2018 and 2019.

	For the years ended December 31,
	2017	2018	2019
Net revenues:
Marketing Solutions
- Sales agent	8,311	8,671	6,563
- Cost-plus	10,788	12,192	17,146
- Specified actions	106,159	139,154	165,263
	125,258	160,017	188,972
Enterprise Solutions
- SaaS products offering	-	-	10,436
	125,258	160,017	199,408
Cost of revenues:
Marketing Solutions
- Sales agent	(2,654)	-	-
- Cost-plus	-	-	-
- Specified actions	(93,079)	(120,897)	(139,976)
	(95,733)	(120,897)	(139,976)
Enterprise Solutions
- SaaS products offering	-	-	(2,727)
	(95,733)	(120,897)	(142,703)
Gross profit:
Marketing Solutions
- Sales agent	5,657	8,671	6,563
- Cost-plus	10,788	12,192	17,146
- Specified actions	13,080	18,257	25,287
	29,525	39,120	48,996
Enterprise Solutions
- SaaS products offering	-	-	7,709
	29,525	39,120	56,705

The Group currently does not allocate assets to all of its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments.

28	Segments (Continued)

Revenue generated for the respective countries are summarized as follows:

	For the years ended December 31,
	2017	2018	2019
PRC	105,380	141,926	175,970
Hong Kong	18,287	17,004	22,567
Others	1,591	1,087	871
	125,258	160,017	199,408

The Group’s long-lived assets are located in the following countries:

	As of December 31,
	2018	2019
PRC	231	412
Hong Kong	92	120
Others	6	4
	329	536